SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
Percentage

Computers and peripheral equipment	20 – 33 (mainly 33)
Office furniture and equipment	10 – 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of Fair Value Assumptions
	2015	2014	2013

Dividend yield	0%	0%	0%
Expected volatility	52%	61%	69%
Risk-free interest	1.29%	1.24%	1.03%
Expected life (in years)	4	4	4

Schedule of Changes in Accumulated Balances of Other Comprehensive Income (Loss)

	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$-	$(871)	$(871)
Other comprehensive loss before reclassifications	(64)	(208)	(272)
Amounts reclassified from accumulated other comprehensive	6	-	6
Net current period other comprehensive loss	(58)	(208)	(266)
Ending Balance	(58)	(1,079)	(1,137)